RELATED PARTY TRANSACTIONS (Schedule of Related Party Balances) (Details) In Thousands, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Shaanxi Juntai Real Estate Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Shaanxi Juntai Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2011 Shaanxi Juntai Real Estate Co., Ltd. [Member] CNY	Dec. 31, 2012 Xi'an New Chang'an Medical Investment Co., Ltd. [Member] USD ($)	Dec. 31, 2012 Xi'an New Chang'an Medical Investment Co., Ltd. [Member] CNY	Dec. 31, 2011 Xi'an New Chang'an Medical Investment Co., Ltd. [Member] CNY	Dec. 31, 2012 JYADK [Member] USD ($)	Dec. 31, 2012 JYADK [Member] CNY	Dec. 31, 2011 JYADK [Member] CNY
Related Party Transaction [Line Items]
Due from related parties	$ 16,244	101,200		$ 27	166		$ 16,051	100,000
Due to related parties - current	(949)	(5,910)					(241)	(1,500)		(708)	(4,410)
Due to related parties - noncurrent	$ (4,306)	(26,828)		$ (3,098)	(19,301)		$ (1,208)	(7,527)